Organization and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Organization and Summary of Significant Accounting Policies [Line Items]
Total warrant liability at December 31, 2013			$ 1,817	$ 8,240	$ 8,240
Adjustment to record warrants at fair value	(284)	5,362	(1,148)	2,317	1,737	(1,766)	1,862
Total warrant liability at June 30, 2014	$ 2,965		$ 2,965		$ 1,817	$ 8,240